Intelligent Buying, Inc.

260 Santa Ana Court

Sunnyvale, CA 94085.

Tel. (408) 744-1001

April 6, 2007

By EDGAR Transmission and by Hand Delivery

Perry Hindin

Special Counsel

U.S. Securities and Exchange Commission.

100 F Street N.E.

Washington, D.C. 20549.

Re:

Intelligent Buying, Inc.
Amendment No. 4 to Registration Statement on
Form SB-2
Filed December 13, 2006

File No. 333-133327

Ladies and Gentlemen:

On behalf of Intelligent Buying, Inc. (the “Company”), we hereby submit the Company’s responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the Commission) set forth in the Staff’s letter, dated January 8, 2007, providing the Staff’s comments with respect to the above referenced registration statement (the “Registration Statement”).

For the convenience of the Staff, each of the Staff’s comments is included and is followed by the corresponding response of the Company. References in this letter to “we”, “us” and “our” refer to the Company unless the context indicates otherwise.

We have been subject to a going concern opinion from our auditors

1.

Please update the disclosure throughout your filing to the extent practical. For example, we note the reference in this risk factor to an accumulated deficit as of March 31, 2006. As another example, we note the reference in Item 11 to beneficial ownership as of July 31, 2006.

COMPANY RESPONSE.

We have updated all disclosures to December 31, 2006.

U.S. Securities and Exchange Commission

April 6, 2007

Results of Operations for Comparative 3 and 9 Month Periods Ended September 30 2006 and September 30, 2005

2.

Please refer to prior comment 3. We note that the language we referred to in our prior comment was deleted. Please clarify for us why it was appropriate to delete the disclosures if material contributions were made by Anchorfree Wireless to the company. Revise your financial statements to reflect all costs of doing business, including costs incurred by Anchorfree on your behalf. Refer to SAB Topic 1-B.

COMPANY RESPONSE.

We have updated all disclosures through December 31, 2006.  The financial statements incorporate all costs of doing business.  Previously noted contributions by Anchorfree Wireless were not material.

3.

The net loss of $143,610 for the nine months ended September 30, 2006 and the net income of $14,821 for the nine months ended September 30, 2005 are not consistent with page F-13. Please revise.

COMPANY RESPONSE.

We have updated all disclosures to December 31, 2006 and all amounts have been updated and are consistent with the financial statements.

Going Concern

4.

Please refer to prior comment 2. Please discuss your dependence on your major customers in 2006. For example, quantify the percentage of your revenues from each of your customers that accounted for over 10% of your revenues and identify the customers. If you have written agreements with the major customers in 2005 and 2006, then file the agreements as exhibits and discuss the material terms of the agreements.

COMPANY RESPONSE.

We have provided quantitative data with respect to customers that accounted for over 10% of our revenues during calendar year 2006.  We have indicated that we had no written agreements with major customers during 2005 and 2006.

Financial Statements for period ended September 30, 2006 (unaudited)

Net loss per reported share, page F-18

5.

We note that your fully diluted loss per share includes the impact of the potential conversion of all the company's preferred stock to common shares. Note that no potential common shares should be included in the computation of any diluted per-share amount when a loss from continuing operations exists. Refer to the guidance in paragraph 16 of SFAS 128. Please revise or advise.

U.S. Securities and Exchange Commission

April 6, 2007

COMPANY RESPONSE.

The December 31, 2006 financial statements do not include any common shares which could be issued on the conversion of preferred shares.

6.

Please reconcile your "net loss per share-basic" and "net loss per share-diluted" for the nine months ended September 30, 2005. Revise as necessary. This comment also applies to your Management Discussion and Analysis, as well.

COMPANY RESPONSE.

The December 31, 2006 financial statements present the basic and fully-diluted nets loss correctly.

7.

Please refer to prior comment 10. Revise your discussion to appropriately refer to SFAS 128, as appropriate.

COMPANY RESPONSE.

The subject reference has been amended.

Stock-based compensation, page F-19

8.

We see your disclosure that "during the periods ended March 31, 2006 and 2005, there were no stock options granted or outstanding." Please update your disclosure to reflect activity as of September 30, 2006.

COMPANY RESPONSE.

The disclosure has been updated to December 31, 2006.

Recently issued accounting pronouncements, page F-19

9.

We note your disclosure that "the company has no outstanding stock options as of March 31, 2006." Please update your disclosure as of September 30, 2006.

COMPANY RESPONSE.

The referenced language has been updated to December 31, 2006.

Note 2. Notes payable – Related Party, page F-19

U.S. Securities and Exchange Commission

April 6, 2007

10.

We note the note holders agreed to convert their notes to common stock at a price of $0.15 per share, a discount to the price of $0.75 price being offered to new investors. Please bridge the $0.15 conversion price to this private placement. Cite the literature upon which you relied.

COMPANY RESPONSE.

On January 2, 2006, both of the noteholders made demand for repayment of their respective obligations.  At the time, the Company did not have the funds available for such repayment and the obligations were deemed to be in default.  At that time, the Company had not completed its private placement and there was no guarantee that it would be completed on a timely basis, if at all.  The $0.15 per share conversion price was negotiated at that time on an arms-length basis between the noteholders and the Company which took into account a number of factors, including but not limited to (a) the conversion of obligations which had priority over common equity to a common equity position which is pari-passu with all other equity holders; (b) the illiquidity of the Company at the time (as of December 31, 2005, the Company only had $2,197 cash); (c) the Company believed that the obligations to the noteholders needed to be eliminated in order to complete any private placement of common equity and (d) the Company knew that the prospective investors in the private placement would not permit any of the proceeds of such offering to be utilized for payments to the noteholders.  While the $0.15 conversion price was agreed on January 2, 2006, the actual exchange did not occur until March 22, 2006, which was the date that the minimum offering amount of the Company’s private placement was fully committed and the Company determined to move forward to close the private placement offering on March 31, 2006.

We have amended the Form SB-2 to reflect this discussion.

Note 3, Stockholders' Deficiency, page F-20

Preferred stock, page F-20

11.

We note your disclosure regarding the conversion option related to the preferred stock. Please tell us about your accounting for the conversion feature and any other potential derivates related to the preferred stock, in accordance with SFAS 133 and EITF 00-19.

COMPANY RESPONSE.

The Company accounts for conversion options embedded in convertible preferred stock in accordance with SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” and EITF 00-19, “Accounting for Derivative Financial Instruments Indexed to and Potentially Settled in, a Company’s Own Stock”.  SFAS generally requires companies to bifurcate conversion options embedded in convertible notes and preferred shares from their host instruments and to account for them as free-standing derivative financial instruments in accordance with EITF 00-19.  SFAS 133 provides for an exception to this rule when convertible notes and preferred shares, as host instruments, are deemed to be conventional as described in EITF 05-2, “The Meaning of Convertible Debt Instruments” in Issue No. 00-19.  SFAS 133 provides for an additional exception to this rule when the economic characteristics and risks of the embedded derivative instrument are clearly and closely related to the economic characteristics and risks of the host instrument.

U.S. Securities and Exchange Commission

April 6, 2007

The Company believes that the conversion option embedded in its Series A Preferred is not a free-standing derivative in accordance with the implementation guidance provided in paragraph 61 (1) of Appendix A to SFAS 133.

General

12.

The financial statements should be updated, as necessary, to comply with Item 310(g) of Regulation S-B at the effective date. In this regard please note that, given your losses from continuing operations, it appears that you must update 46 days after the end of your most recent fiscal year.

COMPANY RESPONSE.

We have updated the financials in accordance with Item 310(g)(2)(ii) of Regulation S-B.

13.

Provide a current accountant's consent in any amendment.

COMPANY RESPONSE.

We have filed the auditor’s consent relative to the financial statements included in the Amendment #5

If you would like to discuss any of the responses to the Staff’s comments or if you would like to discuss any other matters, please contact Robert L. B. Diener at (310) 396-1691.

Sincerely,

INTELLIGENT BUYING, INC.

By:

/s/ Eugene Malobrodsky

Eugene Malobrodsky

Chief Executive Officer.

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